Other Operating (Expense) Income, Net - Schedule of Other Operating (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	$ (624)	$ (461)	$ 559
Grant subsidies – The Netherlands [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net		62	5
Fair value adjustments [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	(695)	(588)	515
Other operating income [Member]
Schedule of Other Operating (Expense) Income, Net [Line Items]
Total other operating (expense) income, net	$ 71	$ 65	$ 39